Consolidated Statements of Cash Flows - CHF (SFr)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated Statements of Cash Flows
Net loss for the year	SFr (12,858,599)	SFr (14,780,604)	SFr (1,644,798)
Adjustments for:
Depreciation	378,754	333,844	2,937
Disposal of right-of-use assets	(4,992)
Value of share-based services	1,176,413	1,685,965	2,298,933
Pension costs	(22,730)	96,532	20,008
Finance net cost	686,886	234,663	123,840
(Increase)/ decrease in other financial assets	(50,962)	(5,985)	3,308
Decrease / (increase) in receivables	49,655	154,988	(77,134)
Decrease/ (increase) in prepayments	221,680	(520,653)	(40,487)
(Decrease)/ increase in payables and accruals	(1,585,550)	1,966,160	1,083,315
(Decrease)/ increase in contract liability	(212,069)	732,993	212,744
(Decrease)/ increase in deferred income	(244,298)	330,779	(439,022)
Services paid in shares	285,745	289,214	208,085
Net cash (used in) / from operating activities	(12,180,067)	(9,482,104)	1,751,729
Cash flows from investing activities
Purchase of property, plant and equipment	(59,414)	(28,459)	(9,054)
Purchase of non-current financial assets		(14,795)	(47,317)
Net cash used in investing activities	(59,414)	(43,254)	(56,371)
Cash flows from financing activities
Proceeds from capital increase			40,488,180
Costs / deferred costs paid on issue of shares	(272,005)	(61,244)	(2,963,415)
Sale / (purchase) of treasury shares	720,013	5,986	(5,373)
Principal element of lease payment	(367,412)	(316,793)
Interests received	35,305	36,874
Interests paid	(69,502)	(128,518)	(134,307)
Net cash (used in) / from financing activities	46,399	(463,695)	37,385,085
Increase / (decrease) in cash and cash equivalents	(12,193,082)	(9,989,053)	39,080,443
Cash and cash equivalents at beginning of the year	31,536,803	41,670,158	2,579,248
Exchange difference on cash and cash equivalents	(648,681)	(144,302)	10,467
Cash and cash equivalents at end of the year	SFr 18,695,040	SFr 31,536,803	SFr 41,670,158